Financial risk management - Market risk (Details) € in Thousands, $ in Millions	12 Months Ended
	Jun. 30, 2025 GBP (£)	Jun. 30, 2025 GBP (£) € / £	Jun. 30, 2025 GBP (£) $ / £	Jun. 30, 2025 USD ($)	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 GBP (£)	Jun. 30, 2024 GBP (£) € / £	Jun. 30, 2024 GBP (£) $ / £	Jun. 30, 2024 USD ($)	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)	Jun. 30, 2023 GBP (£) € / £	Jun. 30, 2023 GBP (£) $ / £	Jun. 30, 2023 USD ($)	Jun. 30, 2023 EUR (€)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 EUR (€)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 EUR (€)	Jun. 30, 2022 GBP (£)
Details of currency and interest rate risks
Revenue from contracts with customers	£ 666,514,000						£ 661,755,000						£ 648,401,000
Forward foreign currency contracts outstanding at the balance sheet date
Average exchange rate		1.1908	1.2972					1.1652	1.2605					1.1524	1.2081
Foreign currency denominated monetary assets and monetary liabilities
Trade receivables	177,147,000	£ 177,147,000	£ 177,147,000			£ 177,147,000	64,929,000	£ 64,929,000	£ 64,929,000			£ 64,929,000
Cash and cash equivalents	86,105,000	86,105,000	86,105,000			86,105,000	73,549,000	73,549,000	73,549,000			73,549,000	£ 76,019,000	£ 76,019,000	£ 76,019,000							£ 121,223,000
Derivative financial assets	472,000	472,000	472,000			472,000	2,297,000	2,297,000	2,297,000			2,297,000
Trade and other payables	(564,605,000)	(564,605,000)	(564,605,000)			(564,605,000)	(424,924,000)	(424,924,000)	(424,924,000)			(424,924,000)
Borrowings	(636,974,000)	(636,974,000)	(636,974,000)			(636,974,000)	(546,621,000)	(546,621,000)	(546,621,000)			(546,621,000)
Derivative financial liabilities	(6,002,000)	(6,002,000)	(6,002,000)			(6,002,000)	(7,514,000)	(7,514,000)	(7,514,000)			(7,514,000)
Embedded foreign exchange derivatives
Foreign currency denominated monetary assets and monetary liabilities
Derivative financial assets	0	0	0			0	2,297,000	2,297,000	2,297,000			2,297,000
Derivative financial liabilities	(127,000)	£ (127,000)	(127,000)			(127,000)	0	£ 0	0			0
Buy Euro | Forward foreign exchange contracts
Forward foreign currency contracts outstanding at the balance sheet date
Average exchange rate | € / £		1.111						1.104
Principal amount / Notional amount	147,584,000	£ 147,584,000	147,584,000			147,584,000	170,540,000	£ 170,540,000	170,540,000			170,540,000							€ 163,419		€ 187,803
Foreign currency denominated monetary assets and monetary liabilities
Derivative financial liabilities	(5,830,000)	(5,830,000)	(5,830,000)			£ (5,830,000)	(8,506,000)	(8,506,000)	(8,506,000)			£ (8,506,000)
Interest rate risk
Foreign currency denominated monetary assets and monetary liabilities
Percentage of reasonably possible change in risk assumption						1.00%						1.00%
Euro
Details of currency and interest rate risks
Revenue from contracts with customers | €					€ 37,400						€ 63,000						€ 32,900
Foreign currency denominated monetary assets and monetary liabilities
Contract assets - accrued revenue	1,205,000	1,205,000	1,205,000			£ 1,205,000	2,322,000	2,322,000	2,322,000			£ 2,322,000
Trade receivables	67,152,000	67,152,000	67,152,000			67,152,000	18,992,000	18,992,000	18,992,000			18,992,000
Cash and cash equivalents	24,415,000	24,415,000	24,415,000			24,415,000	16,009,000	16,009,000	16,009,000			16,009,000
Trade and other payables	(319,649,000)	(319,649,000)	(319,649,000)			(319,649,000)	(202,836,000)	(202,836,000)	(202,836,000)			(202,836,000)
Exposure to foreign currency, net	(226,877,000)	(226,877,000)	(226,877,000)			£ (226,877,000)	(165,513,000)	(165,513,000)	(165,513,000)			£ (165,513,000)
Euro | Currency risk
Foreign currency denominated monetary assets and monetary liabilities
Percentage of reasonably possible change in risk assumption						10.00%						10.00%
Increase (decrease) in post-tax profit due to reasonably possible strengthening of GBP against currency	16,600,000						12,800,000
Increase (decrease) in equity due to reasonably possible strengthening of GBP against currency	16,600,000	16,600,000	16,600,000			£ 16,600,000	12,800,000	12,800,000	12,800,000			£ 12,800,000
Increase (decrease) in post-tax profit due to reasonably possible weakening of GBP against currency	(20,400,000)						(15,600,000)
Increase (decrease) in equity due to reasonably possible weakening of GBP against currency	(20,400,000)	(20,400,000)	(20,400,000)			(20,400,000)	(15,600,000)	(15,600,000)	(15,600,000)			(15,600,000)
US dollar
Details of currency and interest rate risks
Revenue from contracts with customers | $				$ 104.7						$ 93.7						$ 98.0
Foreign currency denominated monetary assets and monetary liabilities
Contract assets - accrued revenue	469,000	469,000	469,000			469,000	1,113,000	1,113,000	1,113,000			1,113,000
Trade receivables	6,244,000	6,244,000	6,244,000			6,244,000	4,208,000	4,208,000	4,208,000			4,208,000
Cash and cash equivalents	22,611,000	22,611,000	22,611,000			22,611,000	8,576,000	8,576,000	8,576,000			8,576,000
Derivative financial assets							2,297,000	2,297,000	2,297,000			2,297,000
Trade and other payables	(432,000)	(432,000)	(432,000)			(432,000)	(460,000)	(460,000)	(460,000)			(460,000)
Borrowings	(476,948,000)	(476,948,000)	(476,948,000)			(476,948,000)	(516,604,000)	(516,604,000)	(516,604,000)			(516,604,000)
Exposure to foreign currency, net	(448,056,000)	(448,056,000)	(448,056,000)			£ (448,056,000)	(500,870,000)	(500,870,000)	(500,870,000)			£ (500,870,000)
US dollar | Currency risk
Foreign currency denominated monetary assets and monetary liabilities
Percentage of reasonably possible change in risk assumption						10.00%						10.00%
Increase (decrease) in post-tax profit due to reasonably possible strengthening of GBP against currency	32,800,000						38,600,000
Increase (decrease) in equity due to reasonably possible strengthening of GBP against currency	32,800,000	32,800,000	32,800,000			£ 32,800,000	38,600,000	38,600,000	38,600,000			£ 38,600,000
Increase (decrease) in post-tax profit due to reasonably possible weakening of GBP against currency	(40,200,000)						(47,200,000)
Increase (decrease) in equity due to reasonably possible weakening of GBP against currency	£ (40,200,000)	£ (40,200,000)	£ (40,200,000)			£ (40,200,000)	£ (47,200,000)	£ (47,200,000)	£ (47,200,000)			£ (47,200,000)
Secured term loan facility and senior secured notes
Forward foreign currency contracts outstanding at the balance sheet date
Principal amount / Notional amount | $																		$ 650.0		$ 650.0